PROVISION FOR DISMANTLEMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROVISION FOR DISMANTLEMENT [abstract]
Schedule of provision for dismantlement

	2017	2018

At January 1	50,888	54,073
New projects(1)	1,244	3,465
Revision(1)	421	(4,090)
Utilization	(440)	(1,337)
Unwinding of discount(2) (note 7)	2,145	2,560
Exchange differences	(185)	163

At December 31	54,073	54,834

Current portion of provision for dismantlement included in other payables and accrued liabilities (note 24)	(1,180)	(675)

At December 31	52,893	54,159

(1)	The amounts are included in the additions of oil and gas properties in note 13.

(2)	The discount rates used for calculating the provision for dismantlement is 5% (2017: 4% to 5%, 2016: 4% to 5%).